Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
(a) Basis of Accounting
The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(b) Investment Valuation and Income Recognition
The Plan’s investments in Company common stock, mutual funds, and the self-directed brokerage account are stated at fair value as determined by quoted market prices. The Plan’s investments in common collective trust funds are stated using the net asset value of the investment as a practical expedient as determined by the issuer of the funds and based on the fair value of the underlying investments held by the funds, discussed further below. The Plan’s investment in the Galliard Stable Return Fund (the “Fund”) is a common collective trust fund stated at net asset value and is valued based on the underlying investments in the Fund. The Fund holds synthetic and other fully benefit-responsive guaranteed investment contracts.
The Plan’s investments in common collective trust funds are divided into units of participation, as determined daily by the Trustee. The daily value of each unit of participation, or net asset value, is determined by dividing the total fair market value of all assets in the fund by the total number of fund units. Under the provisions of the Plan, interest and dividend income and net appreciation or depreciation of the fair value of each investment option are allocated to each Participant’s account based on the change in unit value. There are no restrictions on redemptions or unfunded commitments as of December 31, 2025 and 2024.
Purchases and sales of investments are recorded on a trade date basis. Dividends are recorded on the ex-dividend date.
(c) Contributions Receivable
Employee contributions and employer matching contributions that are earned during the Plan year but not yet paid until after the Plan year ended are accrued and recorded as contributions receivable on the statements of net assets available for benefits. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
(d) Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
(e) Payment of Benefits
Benefit payments are recorded upon distribution. Amounts allocated to accounts of persons who had elected to withdraw from the Plan, but had not yet been paid, were $287,383 and $98,727 as of December 31, 2025, and 2024, respectively.
(f) Excess Contributions
Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding increase in distributions. Excess contributions are distributed to the applicable participants in the subsequent plan year. During 2025 and 2024, certain HCEs deferred a portion of their compensation in excess of the Plan limit, and a participant refund payable of $13,776 and $39,443 at December 31, 2025 and 2024, respectively, has been recorded relating to excess contributions.
(g) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, additions, deductions, and the disclosure of contingent assets and liabilities in the accompanying financial statements. Actual results could differ from those estimates.
(h) Risks and Uncertainties
The Plan provides for various investment options. The underlying investment securities are exposed to various risks, such as interest rate risk, market risk (including the impact of macro-economic and geo-political conditions and events), and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risk factors in the near term could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.
(i) Subsequent Event
Subsequent to December 31, 2025, the Company approved a plan to merge a separate defined contribution 401(k) savings and retirement plan for professionals employed at certain dealerships owned by the Company (the “Merging Plan”) into the Plan. The merger is expected to be effective during the second half of 2026, subject to the completion of customary administrative procedures. Upon completion of the merger, all assets and liabilities of the Merging Plan will be transferred to the Plan, and participants in the Merging Plan will become participants in the Plan. The assets of the Merging Plan, as of December 31, 2025, were approximately $180 million. The accompanying financial statements for the year ended December 31, 2025 do not reflect the impact of this planned merger.